Financial risk management and derivative financial instruments - Summary of Amended Covenant Test Levels For Syndicated and Bilateral Facilities (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 USD ($)
Amended covenant test levels for revolving credit facility [Line Items]
Liquidity		$ 400
Minimum [Member]
Amended covenant test levels for revolving credit facility [Line Items]
Interest cover	3.5
Maximum [Member]
Amended covenant test levels for revolving credit facility [Line Items]
Leverage	4